UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.2%
Alabama 1.2%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, Heatherbrooke Project, Series C, 3.68% *, 6/15/2026	1,700,000	1,700,000
Jefferson County, AL, Sewer Revenue, Capital Improvement Waste, SeriesA, 3.65% *, 2/1/2042 (a)	8,600,000	8,600,000

		10,300,000
California 1.3%
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 3.68% *, 2/1/2033	10,000,000	10,000,000
Sacramento, CA, Housing Authority, Multi-Family Housing Revenue, Phoenix Park II Apartments, Series F, AMT, 3.67% *, 10/1/2036, Citibank NA (b)	1,200,000	1,200,000

		11,200,000
Colorado 2.5%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.68% *, 12/1/2024 (a)	1,395,000	1,395,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 3.75% *, 5/1/2033, KeyBank NA (b)	1,800,000	1,800,000
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series B-1, 3.65% *, 3/1/2023	1,800,000	1,800,000
Colorado, Municipal Securities Trust Certificates, Series 2004-220-A, 144A, 3.74% *, 2/15/2023 (a)	12,265,000	12,265,000
Denver, CO, City & County Special Facilities Airport Revenue, Worldport at DIA Project, Series A, AMT, 3.75% *, 12/1/2029, JPMorgan Chase Bank (b)	3,380,000	3,380,000

		20,640,000
Delaware 0.6%
Sussex County, DE, Industrial Development Revenue, Perdue Agrirecycle LLC Project, AMT, 3.69% *, 1/1/2013, SunTrust Bank (b)	5,000,000	5,000,000
District of Columbia 1.2%
District of Columbia, JFK Performing Center Revenue, 3.65% *, 10/1/2029 (a)	2,575,000	2,575,000
Washington D.C., Metropolitan Airport Authority System, Series C, AMT, 3.7% *, 10/1/2021 (a)	7,690,000	7,690,000

		10,265,000
Florida 4.0%
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 3.68% *, 7/1/2019 (a)	2,655,000	2,655,000
Collier County, FL, Industrial Development Authority Revenue, Allete Inc. Project, AMT, 3.7% *, 10/1/2025, Wells Fargo Bank NA (b)	2,000,000	2,000,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 3.73% *, 8/1/2034, Bank One NA (b)	5,195,000	5,195,000
Florida, Higher Educational Facilities Financing Authority Revenue, St. Thomas University Project, 3.69% *, 1/1/2019, SunTrust Bank (b)	2,200,000	2,200,000
Florida, Municipal Securities Trust Certificates, “A”, Series 7007, AMT, 144A, 3.72% *, 3/1/2040 (a)	3,450,000	3,450,000
Florida, Ocean Highway & Port Authority Revenue, AMT, 3.76% *, 12/1/2020, Wachovia Bank NA (b)	700,000	700,000
Florida, State Turnkpike Authority Revenue, Series R-4041, 144A, 3.68% *, 7/1/2020 (a)	500,000	500,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 3.65% *, 3/31/2021, Bank of America NA (b)	2,300,000	2,300,000

Jacksonville, FL, Economic Development Community Health Care Facilities Revenue, 3.69% *, 10/1/2015, SunTrust Bank (b)	100,000	100,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Series A, 3.69% *, 8/15/2033, Bank of America NA (b)	1,600,000	1,600,000
Jacksonville, FL, Health Facility Revenue, 3.63%, 9/7/2006	4,000,000	4,000,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 3.68% *, 9/1/2029, Bank of America NA (b)	1,400,000	1,400,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Palmer Trinity Private College Project, 3.75% *, 9/1/2035, KeyBank NA (b)	2,975,000	2,975,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue:
Smokewood/Sun Key Apartments, Series A, 3.67% *, 12/1/2022	650,000	650,000
Series E, AMT, 3.73% *, 3/1/2035, Bank of America NA (b)	500,000	500,000
Sarasota County, FL, Utility System Revenue, Series 852, 144A, 3.68% *, 4/1/2013 (a)	3,525,000	3,525,000

		33,750,000
Georgia 3.3%
Atlanta, GA, Airport Revenue, Series C-1, 3.7% *, 1/1/2030 (a)	2,000,000	2,000,000
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp. Project:
Series C, 3.69% *, 1/1/2018 (a)	1,300,000	1,300,000
Series B, 3.69% *, 1/1/2020 (a)	1,590,000	1,590,000
3.69% *, 1/1/2021 (a)	2,200,000	2,200,000
Fulton County, GA, Development Authority Revenue, Shepherd Center, Inc. Project, 3.64% *, 9/1/2035, SunTrust Bank (b)	4,300,000	4,300,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 3.72% *, 10/1/2036, Branch Banking & Trust (b)	5,500,000	5,500,000
Greene County, GA, Development Authority, Sewer Facility Revenue, Carey Station WRF LLC Project, AMT, 3.71% *, 9/1/2024, Wachovia Bank NA (b)	4,080,000	4,080,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia, 3.64% *, 12/1/2018, SunTrust Bank (b)	775,000	775,000
Monroe County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp. Project, 3.69% *, 1/1/2018 (a)	1,400,000	1,400,000
Rockdale County, GA, Hospital Authority Revenue, Anticipation Certificates, 3.64% *, 10/1/2027, SunTrust Bank (b)	4,315,000	4,315,000

		27,460,000
Idaho 1.0%
Idaho, Health Facilities Authority Revenue, St. Luke’s Medical Center, 3.68% *, 7/1/2030 (a)	1,000,000	1,000,000
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 3.71% *, 4/1/2014, Wachovia Bank NA (b)	7,500,000	7,500,000

		8,500,000
Illinois 8.7%
Chicago, IL, Midway Apartment Revenue, 3.75%, 12/1/2006	5,121,000	5,121,000
Chicago, IL, Multi-Family Housing Revenue, Series F3-D, AMT, 144A, 3.8% *, 7/15/2039	13,305,000	13,305,000
Chicago, IL, O’Hare International Airport Revenue, Series MT-049, AMT, 144A, 3.72% *, 1/1/2017 (a)	1,995,000	1,995,000
Chicago, IL, Solar Eclipse Funding Trust, Series 2006-0003, 144A, 3.67% *, 1/1/2026 (a)	2,410,000	2,410,000
Chicago, IL, Water Revenue, Second Lien, 3.64% *, 11/1/2031 (a)	29,030,000	29,030,000
Cook County, IL, State General Obligation, Series B-11, 144A, 3.69% *, 11/15/2025 (a)	3,535,000	3,535,000
Illinois, Development Finance Authority Revenue, FXD Chicago Symphony Project, 3.66% *, 12/1/2033, Bank One NA (b)	4,800,000	4,800,000
Illinois, Development Finance Authority Revenue, Museum of Contemporary Art Project, 3.68% *, 2/1/2029, Bank One NA (b)	675,000	675,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 3.88% *, 4/1/2020, Bank One NA (b)	3,150,000	3,150,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 3.73% *, 8/1/2027, LaSalle Bank NA (b)	2,640,000	2,640,000
Illinois, Finance Authority Revenue, Northwestern Memorial Hospital, Series B-1, 3.68% *, 8/15/2038, Bank of Nova Scotia (b)	4,950,000	4,950,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 3.73% *, 7/1/2020, LaSalle Bank NA (b)	1,145,000	1,145,000

		72,756,000
Indiana 3.6%

ABN AMRO, Munitops Certificates Trust, Series 2005-7, 144A, 3.69% *, 7/10/2013 (a)	9,060,000	9,060,000
Columbia City, IN, Economic Development Revenue, Precision Plastics Project, AMT, 3.79% *, 11/30/2017, Northern Trust Co. (b)	2,700,000	2,700,000
Indiana, Solar Eclipse Funding Trust, Municipal Power Agency, Series 2006-0100, 144A, 3.67% *, 1/1/2013 (a)	5,000,000	5,000,000
Indiana, State Development Finance Authority, Industrial Revenue, Enterprise Center V Project, AMT, 3.73% *, 6/1/2022, LaSalle Bank NA (b)	4,000,000	4,000,000
Indiana, Transportation Finance Authority Highway Revenue:
Series 853, 144A, 3.68% *, 6/1/2017 (a)	2,700,000	2,700,000
Series B-21, 144A, 3.69% *, 12/1/2022 (a)	2,080,000	2,080,000
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 3.71% *, 5/1/2025, LaSalle National Bank (b)	4,200,000	4,200,000

		29,740,000
Iowa 0.2%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems, Series B, 3.64% *, 7/1/2015 (a)	2,100,000	2,100,000
Kansas 0.3%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, Sunbelt, Series C, 3.66% *, 11/15/2030, SunTrust Bank (b)	2,500,000	2,500,000
Kentucky 3.4%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 3.76% *, 8/1/2013, Calyon Bank (b)	5,300,000	5,300,000
Pendleton County, KY, County Lease, 3.5%, 8/2/2006	12,000,000	12,000,000
Pendleton County, KY, Multi-County Lease Revenue, Series 89, 3.5%, 9/7/2006	10,000,000	10,000,000
Somerset, KY, Blakley Family YMCA, Inc. Project, 3.71% *, 4/1/2015, Fifth Third Bank (b)	1,000,000	1,000,000

		28,300,000
Louisiana 0.9%
Louisiana, State General Obligation, Series 1254, 144A, 3.42% *, 8/1/2013 (a)	7,345,000	7,345,000
Maine 0.9%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 3.63% *, 7/1/2022 (a)	2,800,000	2,800,000
Maine, State Housing Authority Mortgage Purchase, Series G, AMT, 3.67% *, 11/15/2037	5,000,000	5,000,000

		7,800,000
Massachusetts 0.2%
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series G, 3.62% *, 7/1/2026, Bank of America NA (b)	1,300,000	1,300,000
Michigan 5.2%
Detroit, MI, ABN AMRO, Munitops Certificates Trust, Series 2003-3, 144A, 3.68% *, 1/1/2011 (a)	10,000,000	10,000,000
Detroit, MI, City School District, Series PT-1844, 144A, 3.67% *, 5/1/2011 (a)	445,000	445,000
Detroit, MI, Revenue Anticipation Notes, 4.5%, 3/1/2007, ScotiaBank (b)	12,800,000	12,855,810
Detroit, MI, Tax Anticipation Notes, 4.5%, 3/1/2007, ScotiaBank (b)	18,900,000	18,982,407
Michigan, State Housing Development Authority, Multi-Family Revenue, River Place Apartments, AMT, 3.71% *, 6/1/2018, Bank of New York (b)	330,000	330,000
Michigan, University of Michigan Hospital Revenues, Series A, 3.65% *, 12/1/2027	260,000	260,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Rochester College Project, 3.71% *, 8/1/2021, Bank One Michigan (b)	100,000	100,000

		42,973,217
Missouri 1.1%
Kansas City, MO, Industrial Development Authority Revenue, KC Downtown Arena Project,, Series C, 3.65% *, 4/1/2040 (a)	1,100,000	1,100,000
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 3.72% *, 3/1/2030, American National Bank & Trust (b)	8,000,000	8,000,000

		9,100,000
New Hampshire 0.4%

New Hampshire, Health & Education Facilities Authority Revenue, LRG Healthcare, Series B, 3.72% *, 1/1/2032, JPMorgan Chase Bank (b)	3,500,000	3,500,000
New Jersey 0.7%
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 3.77% *, 4/1/2026, National Bank of Canada (b)	1,700,000	1,700,000
New Jersey, State Transportation Trust Fund Authority Revenue:
Series PT-2494, 144A, 3.66% *, 12/15/2023 (a)	2,630,000	2,630,000
Series PA-802, 144A, 3.67% *, 12/15/2009 (a)	1,225,000	1,225,000

		5,555,000
New Mexico 0.4%
Albuquerque, NM, Airport Facilities Revenue, Series A, 3.75% *, 7/1/2020 (a)	3,000,000	3,000,000
New York 5.5%
New York, Metropolitan Transportation Authority Revenue, Series 1040, 144A, 3.67% *, 11/15/2020 (a)	2,400,000	2,400,000
New York, State Energy Research & Development Authority, Facilities Revenue, Consolidated Edison Co., Series C-3, AMT, 3.69% *, 11/1/2039, Citibank NA (b)	2,000,000	2,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, 2nd Generation Resolution, Series AA-2, 3.64% *, 6/15/2032	8,000,000	8,000,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery:
Series 3D, 3.59% *, 11/1/2022	8,500,000	8,500,000
Series 3G, 3.6% *, 11/1/2022	8,500,000	8,500,000
Series 1D, 3.66% *, 11/1/2022	8,680,000	8,680,000
Series 3-F, 3.66% *, 11/1/2022	7,420,000	7,420,000

		45,500,000
North Carolina 1.3%
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 3.68% *, 8/1/2030, Branch Banking & Trust (b)	2,000,000	2,000,000
North Carolina, Medical Care Community Hospital Revenue, Southeastern Regional Medical Center, 3.68% *, 6/1/2037, Branch Banking & Trust (b)	2,500,000	2,500,000
North Carolina, Medical Care Community, Health Care Facilities Revenue, First Mortgage-Friends Homes, 3.66% *, 9/1/2033, Bank of America NA (b)	5,515,000	5,515,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, First Mortgage, United Methodist, Series B, 3.68% *, 10/1/2008, Branch Banking & Trust (b)	1,000,000	1,000,000

		11,015,000
Ohio 0.9%
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 3.67% *, 2/1/2035, National City Bank (b)	2,050,000	2,050,000
Huron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 3.66% *, 12/1/2027, National City Bank (b)	5,500,000	5,500,000

		7,550,000
Oklahoma 2.8%
Blaine County, OK, Industrial Development Authority Revenue, Seaboard Project, AMT, 3.69% *, 11/1/2018, SunTrust Bank (b)	3,700,000	3,700,000
Oklahoma, State Industries Authority Revenue, Integris Baptist, Series B, 3.68% *, 8/15/2029 (a)	3,630,000	3,630,000
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 3.66% *, 7/1/2032 (a)	15,890,000	15,890,000

		23,220,000
Oregon 1.1%
Forest Grove, OR, Student Housing Revenue, Oak Tree Foundation Project, Series A, 3.66% *, 3/1/2036, KeyBank NA (b)	2,700,000	2,700,000
Oregon, State Department of Administrative Services, Certificates of Participation, Series PT-1679, 144A, 3.68% *, 11/1/2012 (a)	2,125,000	2,125,000
Oregon, State General Obligation, Veterans Welfare, Series 83, 3.62% *, 12/1/2039	1,650,000	1,650,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 3.69% *, 5/1/2034, Bank of America NA (b)	2,470,000	2,470,000

		8,945,000

Pennsylvania 4.9%
Allegheny County, PA, Hospital Development Authority Revenue, Health Care Dialysis Clinic, 3.63% *, 12/1/2019, Bank of America NA (b)	650,000	650,000
Allegheny County, PA, Hospital Development Authority Revenue, UPMC Senior Living Corp., 3.64% *, 7/15/2028	5,075,000	5,075,000
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 3.68% *, 7/1/2023, Wachovia Bank NA (b)	3,200,000	3,200,000
Dallastown, PA, Area School District, 3.66% *, 2/1/2018 (a)	2,865,000	2,865,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 3.69% *, 11/1/2017 (a)	7,845,000	7,845,000
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese, 3.67% *, 6/1/2033, Allied Irish Bank PLC (b)	1,950,000	1,950,000
Luzerne County, PA, Industrial Development Authority Revenue, Pennsummit Tubular LLC, Series A, AMT, 3.76% *, 2/1/2021, Wachovia Bank NA (b)	3,125,000	3,125,000
Montgomery County, PA, Industrial Development Authority, Pollution Control Revenue, Series B, AMT, 3.68% *, 10/1/2034, Wachovia Bank NA (b)	4,600,000	4,600,000
Pennsylvania, State Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 3.72% *, 3/1/2027 (a)	5,700,000	5,700,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series A, 3.66% *, 2/15/2021	3,700,000	3,700,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series C, 3.66% *, 7/1/2031 (a)	2,000,000	2,000,000

		40,710,000
Rhode Island 2.1%
Rhode Island, State Health & Educational Building Corp. Revenue, Educational Facility, Catholic School Program, Series A, 3.62% *, 4/1/2036, Citizens Bank of Rhode Island (b)	17,500,000	17,500,000
South Carolina 1.2%
South Carolina, Municipal Securities Trust Certificates, “A”, Series 2005-245, 144A, 3.74% *, 5/15/2024 (a)	10,215,000	10,215,000
South Dakota 0.3%
South Dakota, State Health & Educational Facilities Authority Revenue, University of Sioux Falls, 3.65% *, 10/1/2016, Wells Fargo Bank NA (b)	2,960,000	2,960,000
Tennessee 3.3%
Marion County, TN, Industrial & Environmental Development Board, Valmont Industries, Inc. Project, AMT, 3.71% *, 6/1/2025, Wachovia Bank NA (b)	8,500,000	8,500,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.69% *, 5/1/2016	19,000,000	19,000,000

		27,500,000
Texas 15.7%
ABN AMRO, Munitops Certificates Trust, Series 2004-38, 144A, 3.69% *, 2/15/2011	4,005,000	4,005,000
Bexar County, TX, Health Facilities Development Corp. Revenue, Air Force Village, 3.65% *, 8/15/2030, Bank of America NA (b)	3,000,000	3,000,000
City of Houston, TX, General Obligation, 3.55%, 8/10/2006	3,500,000	3,500,000
Cypress-FairBanks, TX, Independent School District, Series PT-2512, 144A, 3.68% *, 2/15/2022	1,600,000	1,600,000
Frisco, TX, Independent School District, “A”, Series 2006, SGC-1, 144A, 3.68% *, 7/16/2030	2,965,000	2,965,000
Galena Park, TX, Independent School District, Series SG-153, 144A, 3.67% *, 8/15/2023	10,750,000	10,750,000
Harris County, TX, Health Facilities Development Corp, Special Facilities Revenue, Texas Medical Center Projects, 3.68% *, 5/1/2035 (a)	2,900,000	2,900,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Series 2005-L15-D, 144A, 3.7% *, 2/15/2021	5,000,000	5,000,000
Harris County, TX, Series 1099, 144A, 3.68% *, 8/15/2009 (a)	2,800,000	2,800,000
Harris County, TX, Series 1111, 144A, 3.68% *, 8/15/2009 (a)	6,470,000	6,470,000
Harris County, TX, Tax Anticipation Notes, 4.5%, 2/28/2007	20,000,000	20,112,697
Hidalgo County, TX, General Obligation, Series R-2148, 144A, 3.68% *, 8/15/2024 (a)	2,105,000	2,105,000
McAllen, TX, Independent School District, Municipal Securities Trust Receipts, Series 61-A, 144A, 3.68% *, 2/15/2030	3,000,000	3,000,000
Northside, TX, Independent School District, Series 1301, 144A, 3.68% *, 12/15/2013	4,615,000	4,615,000

Texas, Municipal Securities Trust Certificates, “A”, Series 2005-235, 144A, 3.74% *, 4/5/2023 (a)	5,760,000	5,760,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006	16,750,000	16,763,163
Texas, State Veterans Housing Assistance II, Series B, AMT, 3.68% *, 12/1/2034	9,220,000	9,220,000
Texas, University of Texas Permanent Fund, Series R-7517, 144A, 3.68% *, 7/1/2020	2,150,000	2,150,000
Texas, University of Texas Revenues, 3.51%, 8/3/2006	21,500,000	21,500,000
Texas, Water Development Board Revenue, Series 2187, 144A, 3.66% *, 7/15/2021	2,990,000	2,990,000

		131,205,860
Utah 0.6%
Alpine, UT, General Obligation, School District, Series PT-436, 144A, 3.68% *, 3/15/2007	595,000	595,000
Utah, State Housing Finance Agency, Single Family Mortgage, Series E-1, AMT, 3.72% *, 7/1/2031	3,425,000	3,425,000
Utah, Transit Authority, Sales Tax Revenue, Series A, 3.7% *, 6/15/2036, Fortis Bank SA (b)	965,000	965,000

		4,985,000
Vermont 0.2%
Vermont, State Student Assistance Corp., Student Loan Revenue, 3.76% *, 1/1/2008, State Street Bank & Trust Co. (b)	1,500,000	1,500,000
Virginia 1.4%
Alexandria, VA, Redevelopment & Multi-Family Housing Authority Revenue, Fairfield Village Square Project, Series A, AMT, 3.7% *, 1/15/2039	2,000,000	2,000,000
Henrico County, VA, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 3.71% *, 8/1/2020, Wachovia Bank NA (b)	3,700,000	3,700,000
Loudoun County, VA, Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A, 3.67% *, 2/15/2038	4,000,000	4,000,000
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster Cantenbury, Series B, 3.68% *, 1/1/2010, Branch Banking & Trust (b)	1,800,000	1,800,000

		11,500,000
Washington 5.1%
Clark County, WA, Public Utility District No. 001, Electric Revenue, Series F4-D, 144A, 3.75% *, 10/1/2007	11,390,000	11,390,000
Grant County, WA, Public Utility District Number 002, Electric Revenue, Series PT-780, 144A, 3.67% *, 1/1/2010 (a)	5,000,000	5,000,000
Seattle, WA, Housing Authority Revenue, Newholly Project, Phase III, AMT, 3.71% *, 12/1/2034, KeyBank NA (b)	2,420,000	2,420,000
Washington, Port of Seattle Revenue, AMT, 3.7% *, 9/1/2035, Fortis Bank (b)	2,500,000	2,500,000
Washington, State Health Care Facilities Authority Revenue, Seattle Cancer Care, 3.66% *, 3/1/2035, KeyBank NA (b)	3,950,000	3,950,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage Silverdale, Series A, AMT, 3.7% *, 9/15/2039	4,000,000	4,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Highland Park Apartments Project, Series A, AMT, 3.79% *, 7/15/2038, Bank of America NA (b)	720,000	720,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Park Vista Retirement Project, Series A, AMT, 3.81% *, 3/1/2041, Bank of America NA (b)	3,160,000	3,160,000
Washington, State Housing Finance Commission, Nonprofit Housing Revenue, Emerald Heights Project, 3.67% *, 7/1/2033, Bank of America NA (b)	9,400,000	9,400,000

		42,540,000
Wisconsin 1.9%
Milwaukee, WI, General Obligation, Series V8, 3.66% *, 2/1/2025	12,500,000	12,500,000
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 3.71% *, 12/1/2009, Bank of America (b)	3,000,000	3,000,000

		15,500,000
Multi State 9.8%
Puttable Floating Options, Tax-Exempt Receipts, Series EC-001, 144A, 3.89% *, 10/1/2035	33,890,000	33,890,000
Reset Optional Certificates Trust II:
Series R-8001-JJ, 144A, 3.74% *, 3/1/2007	29,085,000	29,085,000
Series R-8005-MN, 144A, 3.74% *, 3/1/2007	18,470,000	18,470,000
		81,445,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 826,875,077)	99.2	826,875,077
Other Assets and Liabilities, Net	0.8	6,669,840

Net Assets	100.0	833,544,917

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2006.

(a)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	8.4
Financial Guaranty Insurance Company	3.2
Financial Security Assurance, Inc.	5.3
MBIA Corporation	9.3

(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006